Summary of Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price
Beginning Balance	$ 6.56	$ 6.38	$ 6.13
Options Forfeited / canceled / expired	7.15	5.05	4.05
Ending Balance	2.90	6.56	6.38
Exercisable at December 31	2.90	6.56	6.38
Ending Balance	$ 2.90	$ 6.56	$ 6.38
No. of Shares
Beginning Balance	29,000	33,000	37,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(25,000)	(4,000)	(4,000)
Ending Balance	4,000	29,000	33,000
Exercisable at December 31	4,000	29,000	33,000
Vested and expected to vest at December 31	4,000	29,000	33,000
Weighted- Average Remaining Contractual Term
Balance at December 31	2 years 4 months 2 days
Exercisable at December 31	2 years 4 months 2 days
Vested and expected to vest at December 31	2 years 4 months 2 days